cill
1158833

06064129

NYSE Regulation

CERTPAC

1-32615

VIA FACSIMILE AND U.S. MAIL
December 21, 2006

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Life Sciences Research, Inc.
Voting Common Stock, par value $.01 per share--Original Listing

Dear Mr. Johnson:

Please be advised that NYSE Arca Equities, Inc. has received (on October 27, 2006) an application from the above-referenced issuer and has approved the above-referenced securities for listing on NYSE Arca, Inc. ("Exchange"). The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

C. Gray
Manager, Equity Qualification

Enclosure

cc: Mr. Mark Bibi, Secretary and General Counsel, Life Sciences Research, Inc.
P.O. Box 2360, 100 Mettlers Road, East Millstone, New Jersey 08875